Servicing Advance Liabilities - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	6 Months Ended	3 Months Ended
	Dec. 31, 2013	May 31, 2012	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2012	May 31, 2013
Short-term Debt [Line Items]
Debt instrument interest rate at period end	5.90%				10.34%
Outstanding balance	$ 971,286,000		$ 1,040,441,000	1,040,441,000	$ 100,164,000
Early Advance Reimbursement Agreement [Member]
Short-term Debt [Line Items]
Borrowing capacity	950,000,000
Debt instrument interest rate terms	The cost of this agreement is LIBOR, plus 2.50% or 3.50%
Debt instrument maturity date	Mar. 31, 2014
Outstanding balance	903,381,000		928,873,000	928,873,000	35,600,000
Servicer and protective advances pledged as collateral	903,400,000
Receivables Loan Agreement [Member]
Short-term Debt [Line Items]
Borrowing capacity						75,000,000
Interest spread	3.25%
Debt instrument interest rate terms	The interest cost under the renewed agreement is LIBOR plus 3.25%
Debt instrument interest rate at period end	3.42%
Debt instrument maturity date	Jul. 31, 2015
Outstanding balance	67,905,000		64,387,000	64,387,000	64,600,000
Servicer and protective advances pledged as collateral	81,300,000
Debt instrument maturity period		3 years
Revolving Credit Agreement [Member]
Short-term Debt [Line Items]
Borrowing capacity	85,000,000
Interest spread	2.50%
Debt instrument interest rate terms	The interest rate under the agreement is LIBOR plus 2.50%
Debt instrument interest rate at period end	2.67%
Debt instrument maturity date	Jun. 30, 2015
Outstanding balance	0		10,245,000	10,245,000
Minimum remittance under credit agreement	80.00%
Increase in LIBOR Rate	3.75%
Minimum [Member] | Early Advance Reimbursement Agreement [Member]
Short-term Debt [Line Items]
Interest spread	2.50%
Debt instrument interest rate at period end	2.67%
Maximum [Member] | Early Advance Reimbursement Agreement [Member]
Short-term Debt [Line Items]
Interest spread	3.50%
Debt instrument interest rate at period end	3.67%
Servicing Advance Liabilities [Member]
Short-term Debt [Line Items]
Borrowing capacity			1,200,000,000	1,200,000,000
Debt instrument maturity date			Jul. 31, 2015
Servicing Advance Liabilities [Member] | Early Advance Reimbursement Agreement [Member]
Short-term Debt [Line Items]
Debt instrument maturity date			Mar. 31, 2015
Notification period required for non-renewal				120 days
Period Following Expiration, Recovered Collections Remitted				18 months
Servicing Advance Liabilities [Member] | All Other Securities [Member]
Short-term Debt [Line Items]
Servicer and protective advances pledged as collateral			$ 130,400,000	130,400,000
Servicing Advance Liabilities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest spread				1.25%
Servicing Advance Liabilities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest spread				5.50%